SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (RESULTS OF OPERATIONS ) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales
Net sales		$ 115,944	$ 98,292	$ 86,512
Cost of net sales
Cost of net sales		83,676	65,146	58,156
Gross profit		32,268	33,146	28,356
Operating expenses:
Selling, general and administrative		15,156	16,777	18,146
Research and development		12,745	9,853	8,502
Total operating expenses		27,901	26,630	26,648
Operating income		4,367	6,516	1,708
Interest income		1,749	1,177	871
Interest expense		(47)	(48)	(55)
Other income, net		(644)	2,976	2,748
Equity in net income (loss) of affiliated companies	$ (400)	(613)	(687)	984
Income tax benefit (expense)		378	(1,263)	(788)
Net income attributable to UTStarcom Holdings Corp.		4,820	6,981	290
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative		697	852	671
Total operating expenses		697	852	671
Operating income		(697)	(852)	(671)
Loss before income taxes and equity in loss of affiliated companies		(697)	(852)	(671)
Equity in net income (loss) of affiliated companies		5,517	7,833	803
Net income attributable to UTStarcom Holdings Corp.		$ 4,820	$ 6,981	$ 132